UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin  53233
(414) 299-2000

September 2, 2011

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:          The Primary Trend Fund, Inc.
Registration No:  033-06343; 811-04704
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended June 30, 2011.  Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,

/s/Constance Dye Shannon
Senior Vice President and General Counsel

Encl.